Description of business - Additional information (Details)	6 Months Ended
Jun. 30, 2020
Hoegh LNG Lampung Pte. Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	100.00%
Mitsui O.S.K. Lines, Ltd. and Tokyo LNG Tanker Co. [Member]
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Hoegh LNG FSRU IV Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Non Cancellable Lease Expiration Term	10 years
Lease Expiration Term	10 years
Lease Initial Term	20 years
Hoegh LNG FSRU IV Ltd [Member] | Maximum [Member]
Condensed Financial Statements, Captions [Line Items]
Lease Expiration Term	15 years
Hoegh LNG FSRU IV Ltd [Member] | Minimum [Member]
Condensed Financial Statements, Captions [Line Items]
Lease Expiration Term	10 years
SRV Joint Gas Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Sociedad Portuaria El Cayao [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership Interest By Private Equity Investors	49.00%
Sociedad Portuaria El Cayao [Member] | Promigas S.A. ESP [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	51.00%